Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 12, 2026, Shepherd’s Finance. LLC (the “Registrant”) filed a Current Report on Form 8-K to report a change in the Registrant’s certifying accountant (the “Original Form 8-K”). The Registrant is filing this amended Current Report on Form 8-K/A (the “Amended Form 8-K”) solely to correct a scrivener’s error that was inadvertently included in Exhibit 16.1 to the Original Form 8-K by filing a corrected Exhibit 16.1 herewith. Aside from the corrected Exhibit 16.1 included herewith, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Aug. 10, 2026
Entity File Number	333-224557
Entity Registrant Name	Shepherd’s Finance, LLC
Entity Central Index Key	0001544190
Entity Tax Identification Number	36-4608739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13241 Bartram Park Blvd.
Entity Address, Address Line Two	Suite 2401
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32258
City Area Code	(302)
Local Phone Number	752-2688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true